Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Provided BY (USED IN): OPERATING ACTIVITIES
Net Loss for the Year	$ (1,122,820)	$ (674,520)	$ (172,969)
Non-Cash Items
Depreciation	0	0	432
Expenses Paid by An Arm's Length Party	0	0	8,569
Shares Issued for Services	7,373	21,896	15,000
Gain on Discontinuance of Trading Platform	(7,158)	0	0
Promissory Note Issued for Consulting	64,820	0	0
Original Issue Discounts on Promissory Notes	36,653	0	0
Unrealized Foreign Exchange (Gain) Loss	58,346	(40,723)	(15,873)
Fees and Interest on Convertible Promissory Notes	186,128	0	0
Amortization of Prepaid Expenses	16,369	0	10,029
Gain on Settlement of Debts	0	0	41,406
Cash flows from (used in) operations before changes in working capital	(760,289)	(693,347)	(196,218)
Change in Non-Cash Working Capital Accounts	104,828	(258,322)	(75,969)
Cash flows from (used in) operating activies	(655,461)	(951,669)	(272,187)
FINANCING ACTIVITIES
Shares Subscriptions Received	0	0	334,975
Shares Returned to Treasury	0	0	(5,374)
Net Proceeds on Issuance of Promissory Notes	686,590	1,462,122	57,098
Promissory Notes Repaid	(31,762)	(130,498)	0
Cash flows from (used in) financing activities	654,828	1,331,624	386,699
(DECREASE) INCREASE IN CASH	(633)	379,955	114,512
Cash (Bank Indebtedness), Beginning of the Year	494,443	114,488	(24)
CASH, END OF THE YEAR	$ 493,810	$ 494,443	$ 114,488